DERIVATIVE RELATED TO SERVICE AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Derivative, Valuation Assumptions [Table Text Block] [Table Text Block]
	December 31		Issuance
	2012	2011	date

Risk-free interest rate (1)	0.54%	0.83%	0.92%
Expected volatility (2)	79.13%	76.30%	76.26%
Expected life (in years) (3)	3.92	4.92	5
Expected dividend yield (4)	0	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)
Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary its stockholders in the past and does not expect to pay dividends to stockholders in the foreseeable future.